Derivative Financial Instruments - Schedule of Swap Agreements That Will Fix the Floating Interest Rates Associated With Its Term Loan (Details) - Interest Rate Swaps	12 Months Ended
Dec. 31, 2022 USD ($)
July 2021 Term Loan
Derivatives Fair Value [Line Items]
Designation Date	2021-07
Effective Date	2020-08
Initial Notional Amount	$ 89,863,420
Notional Amount Outstanding as of December 31, 2022	$ 100,000,000
Fixed Rate	3.068%
Expiration Date	2023-02
December 2021 Term Loan One
Derivatives Fair Value [Line Items]
Designation Date	2021-12
Effective Date	2020-08
Initial Notional Amount	$ 181,205,050
Notional Amount Outstanding as of December 31, 2022	$ 478,905,707
Fixed Rate	0.7203%
Expiration Date	2024-04
December 2021 Term Loan Two
Derivatives Fair Value [Line Items]
Designation Date	2021-12
Effective Date	2020-08
Initial Notional Amount	$ 388,877,200
Notional Amount Outstanding as of December 31, 2022	$ 599,043,463
Fixed Rate	0.6826%
Expiration Date	2024-04
December 2021 Term Loan Three
Derivatives Fair Value [Line Items]
Designation Date	2021-12
Effective Date	2022-05
Initial Notional Amount	$ 220,130,318
Notional Amount Outstanding as of December 31, 2022	$ 218,699,843
Fixed Rate	0.457%
Expiration Date	2024-04
December 2021 Term Loan Four
Derivatives Fair Value [Line Items]
Designation Date	2021-12
Effective Date	2022-05
Initial Notional Amount	$ 306,004,562
Notional Amount Outstanding as of December 31, 2022	$ 302,505,737
Fixed Rate	0.448%
Expiration Date	2024-04
December 2021 Term Loan Five
Derivatives Fair Value [Line Items]
Designation Date	2021-12
Effective Date	2024-04
Initial Notional Amount	$ 871,205,040
Fixed Rate	1.6533%
Expiration Date	2025-06
December 2021 Term Loan Six
Derivatives Fair Value [Line Items]
Designation Date	2021-12
Effective Date	2024-04
Initial Notional Amount	$ 435,602,520
Fixed Rate	1.656%
Expiration Date	2025-06
December 2021 Term Loan Seven
Derivatives Fair Value [Line Items]
Designation Date	2021-12
Effective Date	2024-04
Initial Notional Amount	$ 435,602,520
Fixed Rate	1.665%
Expiration Date	2025-06
March 2022 Term Loan
Derivatives Fair Value [Line Items]
Designation Date	2022-03
Effective Date	2025-06
Initial Notional Amount	$ 1,197,000,000
Fixed Rate	2.554%
Expiration Date	2026-12